Deposit, Prepayments and Other Receivables, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CECL Model [Member]
Deposit, Prepayments and Other Receivables, Net (Details) [Line Items]
Allowance for expected credit losses	$ 774,070	$ 16,509